Financial Instruments - Schedule of Contractual Maturities of Financial Liabilities (Details) $ in Thousands	Dec. 31, 2024 CAD ($)
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	$ 4,340,328
2025 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	377,654
2026 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	2,663,517
2027 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	673,205
2028 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	2,630
2029 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	2,630
Thereafter [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	620,692
Trade and other payables [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	158,276
Trade and other payables [Member] | 2025 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	158,276
Trade and other payables [Member] | 2026 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Trade and other payables [Member] | 2027 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Trade and other payables [Member] | 2028 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Trade and other payables [Member] | 2029 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Trade and other payables [Member] | Thereafter [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Customer and other deposits [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	1,464
Customer and other deposits [Member] | 2025 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	604
Customer and other deposits [Member] | 2026 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	520
Customer and other deposits [Member] | 2027 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Customer and other deposits [Member] | 2028 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Customer and other deposits [Member] | 2029 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Customer and other deposits [Member] | Thereafter [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	340
Satellite performance incentive payments [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	18,366
Satellite performance incentive payments [Member] | 2025 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	3,536
Satellite performance incentive payments [Member] | 2026 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	3,601
Satellite performance incentive payments [Member] | 2027 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	2,752
Satellite performance incentive payments [Member] | 2028 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	2,630
Satellite performance incentive payments [Member] | 2029 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	2,630
Satellite performance incentive payments [Member] | Thereafter [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	3,217
Other financial liabilities [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	619,665
Other financial liabilities [Member] | 2025 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	2,530
Other financial liabilities [Member] | 2026 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Other financial liabilities [Member] | 2027 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Other financial liabilities [Member] | 2028 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Other financial liabilities [Member] | 2029 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Other financial liabilities [Member] | Thereafter [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	617,135
Indebtedness [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	3,542,557	[1]
Indebtedness [Member] | 2025 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	212,708	[1]
Indebtedness [Member] | 2026 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	2,659,396	[1]
Indebtedness [Member] | 2027 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	670,453	[1]
Indebtedness [Member] | 2028 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities		[1]
Indebtedness [Member] | 2029 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities		[1]
Indebtedness [Member] | Thereafter [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities		[1]
Carrying amount [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	3,913,373
Carrying amount [Member] | Trade and other payables [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	158,276
Carrying amount [Member] | Customer and other deposits [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	1,464
Carrying amount [Member] | Satellite performance incentive payments [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	15,108
Carrying amount [Member] | Other financial liabilities [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	619,665
Carrying amount [Member] | Indebtedness [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	$ 3,118,860	[1]

[1]	Indebtedness excludes deferred financing costs, prepayment options and loss on repayment.